Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about income taxes [Table Text Block]
	2018	2017
	$	$

Current income tax
Expense for the year	797	1,003
Adjustment in respect of prior years	25	-
Current income tax expense	822	1,003

Deferred income tax (Note 23 (b)):
Origination and reversal of temporary differences	(36,471)	(28,128)
Impact of changes in tax rates	253	3,978
Change in unrecognized deductible temporary differences	25	-
Adjustments in respect of prior years	223	-

Deferred income tax recovery	(35,970)	(24,150)

Income tax recovery	(35,148)	(23,147)

Disclosure of components of deferred income tax assets and liabilities [Table Text Block]
	December 31,	December 31,
	2018	2017
	$	$
Deferred tax assets:
Stream interests	7,133	7,793
Deferred and restricted share units	2,032	2,032
Share and debt issue expenses	989	2,286
Other assets	120	223
Non-capital losses	-	1,015

	10,274	13,349
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(88,787)	(123,772)
Convertible debentures	(4,866)	(6,047)
Investments	(3,898)	(10,054)
Other liabilities	-	(238)

	(97,551)	(140,111)

Deferred tax liability, net	(87,277)	(126,762)

Disclosure of reconciliation of statutory weighted average tax rate applicable to income [Table Text Block]
	2018	2017
	$	$

Loss before income taxes	(140,735)	(65,935)

Income tax provision calculated using the combined Canadian federal and provincial statutory income tax rate	(37,576)	(17,671)
Increase (decrease) in income taxes resulting from:
Non-deductible (non-taxable) expenses (income), net	719	1,606
Non-deductible (non-taxable) portion of capital losses (gains), net	856	(3,312)
Non-deductible foreign exchange loss	787	-
Tax rate changes of deferred income taxes	253	267
Impact of change in U.S. tax rate	-	(4,245)
Differences in foreign statutory tax rates	(1,043)	(134)
Foreign withholding taxes	583	-
Other, net	273	342

Total income tax recovery	(35,148)	(23,147)

Disclosure of deferred taxes [Table Text Block]

				Other
	Dec. 31,	Statement		comprehen-	Translation	Dec. 31,
	2017	of loss	Equity	sive income	adjustments	2018
	$	$	$	$	$	$
Deferred tax assets:
Stream interests	7,793	(660)	-	-	-	7,133
Share and debt issue expenses	2,286	(1,297)	-	-	-	989
Deferred and restricted share units	2,032	(140)	140	-	-	2,032
Non-capital losses	1,015	(1,015)	-	-	-	-
Other assets	223	(103)	-	-	-	120

Deferred tax liabilities:

Royalty interests and exploration and evaluation assets	(123,772)	37,574	-	(2,038)	(551)	(88,787)
Investments	(10,054)	192	-	5,964	-	(3,898)
Convertible debentures	(6,047)	1,181	-	-	-	(4,866)
Other liabilities	(238)	238	-	-	-	-

	(126,762)	35,970	140	3,926	(551)	(87,277)
			Benefit		Other	Business	Transla-
			from flow-		compre-	combi-	tion
	Dec. 31,	Statement	through		hensive	naison	adjust-	Dec. 31,
	2016	of loss	shares	Equity	loss	(Note 7)	ments	2017
	$	$	$	$	$	$	$	$
Deferred tax assets:

Stream interests	-	294	-	-	-	7,499	-	7,793
Share and debt issue expenses	3,824	(1,639)	-	101	-	-	-	2,286
Deferred and restricted share units	1,562	470	-	-	-	-	-	2,032
Non-capital losses	-	-	-	-	-	1,015	-	1,015
Royalty interests and exploration and evaluation assets	2,567	(2,567)	-	-	-	-	-	-
Other assets	25	198	-	-	-	-	-	223

Deferred tax liabilities:

Royalty interests and exploration and evaluation assets	(118,306)	29,041	6,416	-	(3,241)	(37,576)	(106)	(123,772)
Investments	(8,051)	(2,167)	(2,315)	-	2,479	-	-	(10,054)
Convertible debentures	(975)	160	-	(5,232)	-	-	-	(6,047)

Other liabilities	(598)	360	-	-	-	-	-	(238)

	(119,952)	24,150	4,101	(5,131)	(762)	(29,062)	(106)	(126,762)